Investment in Aqualung - Scedule of changes in Investment in Aqualung (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2024
Disclosure of fair value measurement of equity [line items]
beginning balance	$ 2,500	$ 2,335
Effect of change in fair value		2,742
Effect of foreign exchange translation	(562)	3,649	$ (775)
Ending balance	2,335	5,350	2,500
Investment in Aqualung
Disclosure of fair value measurement of equity [line items]
beginning balance	2,500	2,335
Effect of change in fair value	(165)	2,742
Effect of foreign exchange translation		273
Ending balance	$ 2,335	$ 5,350	$ 2,500